Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current
Senior Notes	$ 759,981	$ 414,638
Non-current	1,379,921	680,005
Current
Senior Notes	20,097	6,858
Current	213,088	99,551
Total borrowings	1,593,009	779,556	$ 904,949
Bank overdrafts
Current
Bank overdrafts and borrowings	82	0
Bank borrowings
Non-current
Bank borrowings	619,940	265,367
Current
Bank overdrafts and borrowings	$ 192,909	$ 92,693